BUSINESS COMBINATIONS - Reconciliation to Statement of Cash Flows and Statement of Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Cash - PIPE			$ 525,000
Less: VectoIQ loan payoff in conjunction with close			(422)
Net Business Combination and PIPE financing	$ 0	$ 0	616,726
Less: non-cash net liabilities assumed from VectoIQ	0	0	(21,919)
Less: accrued transaction costs and advisory fees	$ 0	$ 0	(285)
Net contributions from Business Combination and PIPE financing			594,522
M&M Residual, LLC
Business Acquisition [Line Items]
Repurchase and redemption of stock			(70,000)
Nimbus Holdings, LLC
Business Acquisition [Line Items]
Repurchase and redemption of stock			(25,000)
VectoIQ
Business Acquisition [Line Items]
Cash - VectoIQ's trust and cash (net of redemptions)			238,358
Less: transaction costs and advisory fees paid			(51,210)
Less: non-cash net liabilities assumed from VectoIQ			$ (21,919)